Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Customer Credit Concentration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration risk by customer
Revenue	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Accounts receivable and contract assets | Customer Concentration Risk | AT&T
Concentration risk by customer
Revenue					$ 56,280	$ 81,796
Credit Concentration percentage					27.10%	45.80%
Accounts receivable and contract assets | Customer Concentration Risk | T-Mobile
Concentration risk by customer
Revenue					$ 35,756
Credit Concentration percentage					17.20%
Accounts receivable and contract assets | Customer Concentration Risk | Verizon
Concentration risk by customer
Revenue					$ 50,218	$ 65,346
Credit Concentration percentage					24.20%	36.60%
Accounts receivable and contract assets | Customer Concentration Risk | Total
Concentration risk by customer
Revenue					$ 142,254	$ 147,142
Credit Concentration percentage					68.50%	82.40%